UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23568

Gabelli ETFs Trust

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report to Shareholders is attached herewith.

Gabelli Automation ETF

GAST - NYSE Arca

Semi-Annual Shareholder Report - June 30, 2025

How has the Fund performed since inception?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment  compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Fund Overview

This Semi-Annual shareholder report contains important information about the Gabelli Automation ETF (the "Fund") for the period of January 1, 2025 to June 30, 2025. The Gabelli Automation Exchange-Traded Fund (ETF) primarily seeks to provide growth of capital. The Fund will primarily invest in U.S. exchange listed common stock and preferred stock. The Fund may also invest in foreign securities by investing in American Depositary Receipts. The Fund focuses on companies which appear underpriced relative to their Private Market Value (“PMV”). PMV is the value the Adviser believes informed investors would be willing to pay for a company. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus borrowings for investment purposes, in publicly traded equity securities of automation firms throughout the world, including the United States. You may find additional information about the Fund at www.gabelli.com/funds/etfs. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gabelli Automation ETF	$0	0.00%

Total Return Based on a $10,000 Investment

Gabelli Automation ETF
S&P 500 Index
MSCI USA Consumer Discretionary Index
MSCI USA Industrials Index
$16k
$14k
$12k
$10k
$8k
$6k
$4k
$2k
$0
1/22
6/22
6/23
6/24
6/25

	Gabelli Automation ETF	S&P 500 Index	MSCI USA Consumer Discretionary Index	MSCI USA Industrials Index
1/22	10,000	10,000	10,000	10,000
6/22	7,827	8,938	7,213	8,463
6/23	9,382	10,689	8,980	10,803
6/24	10,365	13,314	10,219	12,611
6/25	11,922	15,333	12,040	15,201

How did the Fund perform?

For the six months ended June 30, 2025, the Gabelli Automation ETF outperformed its broad-based and comparative benchmarks, the S&P 500 and the MSCI USA IMI Consumer Discretionary Index, respectively, while underperforming the MSCI USA Industrials Index. Major companies in the industrial and technology sectors demonstrated resilience to the negative impact of tariffs, with shares rebounding following early concerns. Investor confidence was renewed due to favorable discussions around these companies' global supply chain strength, an ability to mitigate and offset tariff impacts, and their limited exposure to U.S.-bound shipments.

Average Annual Total Returns

Name	6 months	1 Year	Since Inception (01/05/2022)
Gabelli Automation ETF	8.06%	15.02%	5.18%
S&P 500 Index	6.20%	15.16%	9.95%
MSCI USA Consumer Discretionary Index	(2.76)%	17.92%	3.34%
MSCI USA Industrials Index	11.20%	20.66%	11.52%

Fund Statistics

  Total Net Assets$5,822,048
  # of Portfolio Holdings48
  Portfolio Turnover Rate3%
  Management Fees$0

Past performance does not guarantee future results.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Emerson Electric Co.	5.0%
Rockwell Automation Inc.	4.9%
Check Point Software Technologies Ltd.	4.2%
AZZ Inc.	4.2%
Allient Inc.	3.7%
AMETEK Inc.	3.7%
Intercontinental Exchange Inc.	3.5%
ITT Inc.	3.2%
Oracle Corp.	3.2%
Republic Services Inc.	3.1%

Portfolio Weighting (% of net assets)

Common Stock	95.1%
Other Assets and Liabilities (Net)	4.9%

Industry Allocation (% of net assets)

Value	Value
Prepackaged Software	10.1%
Metals & Mining	7.4%
Aerospace and Defense	7.3%
Diversified Industrial	7.3%
Industrial Instruments For Measurement, Display, and Control	6.1%
Consumer Services	5.8%
Electronic & Other Electrical Equipment	5.5%
Equipment and Supplies	5.3%
Other Industry Sectors	40.3%
Other Assets and Liabilities (Net)	4.9%

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

Gabelli Automation ETF

GAST - NYSE Arca

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/etfs.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

GAST-25-SATSR

Gabelli Commercial Aerospace and Defense ETF

GCAD - NYSE Arca

Semi-Annual Shareholder Report - June 30, 2025

How has the Fund performed since inception?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment  compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Fund Overview

This Semi-Annual shareholder report contains important information about the Gabelli Commercial Aerospace and Defense ETF (the "Fund") for the period of January 1, 2025 to June 30, 2025. The Gabelli Commercial Aerospace and Defense Exchange-Traded Fund's (ETF) investment objective is to seek a high level of total return on its assets with an emphasis on income. The Fund will seek to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in income producing equity securities including securities in the aerospace and defense sectors. Aerospace companies include manufacturers, assemblers, and distributors of aircraft and aircraft parts. Defense companies include producers of components and equipment for the defense industry, such as military aircraft, radar equipment, and weapons. You may find additional information about the Fund at www.gabelli.com/funds/etfs. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gabelli Commercial Aerospace and Defense ETF	$0	0.00%

Total Return Based on a $10,000 Investment

Gabelli Commercial Aerospace and Defense ETF
S&P 500 Index
MSCI World Aerospace and Defense Index
$25k
$20k
$15k
$10k
$5k
$0
1/23
6/23
6/24
6/25

	Gabelli Commercial Aerospace and Defense ETF	S&P 500 Index	MSCI World Aerospace and Defense Index
1/23	10,000	10,000	10,000
6/23	10,335	11,959	11,924
6/24	12,692	14,896	14,342
6/25	17,124	17,154	21,231

How did the Fund perform?

For the first six months of 2025, the Gabelli Commercial Aerospace and Defense ETF (GCAD) outperformed its broad-based benchmark, the S&P 500, but underperformed its comparative, the MSCI World Aerospace and Defense Index. While the S&P 500 faced volatility from tariff uncertainties and slower GDP growth, GCAD capitalized on robust demand for aerospace aftermarket services and increased global defense spending, driven by NATO’s push toward a 5% GDP defense target. Commercial air travel continued to recover, with revenue passenger kilometers (RPKs) showing strong post-pandemic growth.

Average Annual Total Returns

Name	6 months	1 Year	Since Inception (01/03/2023)
Gabelli Commercial Aerospace and Defense ETF	22.73%	34.92%	24.14%
S&P 500 Index	6.20%	15.16%	23.25%
MSCI World Aerospace and Defense Index	35.19%	48.35%	28.74%

Fund Statistics

  Total Net Assets$9,581,564
  # of Portfolio Holdings36
  Portfolio Turnover Rate2%
  Management Fees$0

Past performance does not guarantee future results.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

The Boeing Co.	5.5%
Howmet Aerospace Inc.	4.9%
Spirit AeroSystems Holdings Inc.	4.8%
Mercury Systems Inc.	4.7%
Ducommun Inc.	4.5%
Curtiss-Wright Corp.	4.3%
Honeywell International Inc.	3.8%
Moog Inc.	3.7%
Lockheed Martin Corp.	3.5%
Woodward Inc.	3.3%

Portfolio Weighting (% of net assets)

Common Stock	89.3%
Other Assets and Liabilities (Net)	10.7%

Industry Allocation (% of net assets)

Value	Value
Aerospace and Defense	58.8%
Aviation: Parts and Services	29.1%
Computer Software and Services	1.4%
Other Assets and Liabilities (Net)	10.7%

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

Gabelli Commercial Aerospace and Defense ETF

GCAD - NYSE Arca

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/etfs.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

GCAD-25-SATSR

Gabelli Financial Services Opportunities ETF

GABF - NYSE Arca

Semi-Annual Shareholder Report - June 30, 2025

How has the Fund performed since inception?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment  compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Fund Overview

This Semi-Annual shareholder report contains important information about the Gabelli Financial Services Opportunities ETF (the "Fund") for the period of January 1, 2025 to June 30, 2025. The Gabelli Financial Services Opportunities Exchange-Traded Fund (ETF) seeks to provide capital appreciation. Under normal market conditions, the Fund invests at least 80% of the value of its net assets, in the securities of companies principally engaged in the group of industries comprising the financial services sector. The Fund may invest in the equity securities of such companies, such as common stock, or preferred stock in accordance with the foregoing 80% policy. The Fund may also invest in foreign securities by investing in American Depositary Receipts. The Fund may invest in companies without regard to market capitalization. You may find additional information about the Fund at www.gabelli.com/funds/etfs. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gabelli Financial Services Opportunities ETF	$17	0.34%

Total Return Based on a $10,000 Investment

Gabelli Financial Services Opportunities ETF
S&P 500 Index
S&P 500 Financials Index
$25k
$20k
$15k
$10k
$5k
$0
5/22
6/22
6/23
6/24
6/25

	Gabelli Financial Services Opportunities ETF	S&P 500 Index	S&P 500 Financials Index
5/22	10,000	10,000	10,000
6/22	9,463	8,938	8,732
6/23	11,487	10,689	9,562
6/24	16,292	13,314	11,876
6/25	21,012	15,333	15,374

How did the Fund perform?

For the six months ended June 30, 2025, Gabelli Financial Services Opportunities Fund underperformed its broad-based and comparative benchmarks, the S&P 500 and the S&P 500 Financials, respectively. This was primarily due to holdings of alternative asset managers, such as Apollo Asset Management, Blackstone and KKR. Additional detractors included certain payments companies. As many alternative asset managers had particularly strong performances in 2024, it was not surprising to have a negative impact to start the year. First half concerns regarding tariffs, interest rates and inflation also contributed to lackluster performance.

Average Annual Total Returns

Name	6 months	1 Year	Since Inception (05/10/2022)
Gabelli Financial Services Opportunities ETF	4.26%	28.97%	26.68%
S&P 500 Index	6.20%	15.16%	16.79%
S&P 500 Financials Index	9.23%	29.45%	17.41%

Fund Statistics

  Total Net Assets$41,016,014
  # of Portfolio Holdings40
  Portfolio Turnover Rate19%
  Management Fees$68,714

Past performance does not guarantee future results.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

SuRo Capital Corp., BDC	6.9%
Berkshire Hathaway Inc.	6.4%
JPMorgan Chase & Co.	5.4%
Wells Fargo & Co.	4.8%
FactSet Research Systems Inc.	4.8%
Interactive Brokers Group Inc.	4.7%
KKR & Co. Inc.	4.7%
W. R. Berkley Corp.	4.2%
Blue Owl Capital Inc.	4.2%
Chubb Ltd.	4.1%

Portfolio Weighting (% of net assets)

Common Stock	92.8%
Closed-End Funds	7.0%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Value	Value
Financial Services	81.4%
Computer Software and Services	7.6%
Closed-End Funds	7.0%
Banking	3.0%
Real Estate	0.8%
Other Assets and Liabilities (Net)	0.2%

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

Gabelli Financial Services Opportunities ETF

GABF - NYSE Arca

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/etfs.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

GABF-25-SATSR

Gabelli Growth Innovators ETF

GGRW - NYSE Arca

Semi-Annual Shareholder Report - June 30, 2025

How has the Fund performed since inception?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment  compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Fund Overview

This Semi-Annual shareholder report contains important information about the Gabelli Growth Innovators ETF (the "Fund") for the period of January 1, 2025 to June 30, 2025. The Fund’s primary investment objective is to seek to provide capital appreciation. The Fund will primarily invest in common stocks of companies that are relevant to the Fund’s investment theme of innovation. The Adviser defines “innovation” as the introduction of new technologies, products or services that redefine how businesses operate. The Fund seeks to invest in companies whose prospects for earnings growth remain undervalued. The Fund may also invest in foreign securities by investing in American Depositary Receipts. The Adviser uses fundamental security analysis to develop earnings forecasts for companies and to identify investment opportunities. You may find additional information about the Fund at www.gabelli.com/funds/etfs. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gabelli Growth Innovators ETF	$18	0.34%

Total Return Based on a $10,000 Investment

Gabelli Growth Innovators ETF
S&P 500 Index
NASDAQ Composite Index
$25k
$20k
$15k
$10k
$5k
$0
2/21
6/21
6/22
6/23
6/24
6/25

	Gabelli Growth Innovators ETF	S&P 500 Index	NASDAQ Composite Index
2/21	10,000	10,000	10,000
6/21	10,063	14,079	14,523
6/22	6,291	12,584	11,120
6/23	7,667	15,049	14,027
6/24	11,152	18,745	18,181
6/25	13,450	21,587	21,031

How did the Fund perform?

In the first half of 2025, the Gabelli Growth Innovators ETF outperformed its broad-based benchmark, S&P 500 Index and its comparative, the NASDAQ Composite Index. The Trump Admin’s reciprocal tariff program proposed in early-April, if enacted, may result in higher prices and slower growth. Absent these risks, the US economy remains on stable footing, upheld by low unemployment and positive GDP growth. Separately, the artificial intelligence space has seen end user adoption bend positively this year, prompting large infrastructure investments from scaled players. As a result, many of our large technology holdings performed well.

Average Annual Total Returns

Name	6 months	1 Year	Since Inception (02/12/2021)
Gabelli Growth Innovators ETF	12.27%	20.60%	7.00%
S&P 500 Index	6.20%	15.16%	12.68%
NASDAQ Composite Index	5.85%	15.68%	9.71%

Fund Statistics

  Total Net Assets$7,397,443
  # of Portfolio Holdings32
  Portfolio Turnover Rate2%
  Management Fees$10,157

Past performance does not guarantee future results.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

NVIDIA Corp.	7.6%
Amazon.com Inc.	5.7%
Broadcom Inc.	5.0%
Meta Platforms Inc.	4.9%
Microsoft Corp.	4.8%
Netflix Inc.	4.2%
Mastercard Inc.	3.9%
GE Vernova Inc.	3.6%
General Electric Co.	3.6%
Alphabet Inc.	3.5%

Portfolio Weighting (% of net assets)

Common Stock	86.5%
Other Assets and Liabilities (Net)	13.5%

Industry Allocation (% of net assets)

Value	Value
Information Technology - Semiconductors	15.5%
Communication Services	15.2%
Information Technology - Software and Services	14.9%
Financials	11.5%
Health Care	10.1%
Consumer Discretionary	8.2%
Aerospace and Defense	3.9%
Energy and Utilities	3.6%
Other Industry Sectors	3.6%
Other Assets and Liabilities (Net)	13.5%

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

Gabelli Growth Innovators ETF

GGRW - NYSE Arca

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/etfs.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

GGRW-25-SATSR

Gabelli Love Our Planet & People ETF

LOPP - NYSE Arca

Semi-Annual Shareholder Report - June 30, 2025

How has the Fund performed since inception?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment  compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Fund Overview

This Semi-Annual shareholder report contains important information about the Gabelli Love Our Planet & People ETF (the "Fund") for the period of January 1, 2025 to June 30, 2025. The Fund’s investment objective is capital appreciation. The Fund seeks to provide a high level of total return by investing no less than 80%, of its assets in U.S. exchange-listed common and preferred stocks of companies that meet the Fund’s guidelines for social responsibility at the time of investment. The investment team looks for companies that have initiated programs to reduce the carbon footprint and/or waste profile or that produce goods or services that promote attributes such as energy and water conservation, recycling, the reduction of greenhouse gases and harmful chemicals and sustainable agriculture and clean-label food. The Fund will not invest in publicly traded fossil fuel (coal, oil, and gas) companies, or in companies that derive more than 10% of their revenues from the following areas: tobacco, cannabis, alcohol, gambling, and defense/weapons production. You may find additional information about the Fund at www.gabelli.com/funds/etfs. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gabelli Love Our Planet & People ETF	$0	0.00%

Total Return Based on a $10,000 Investment

Gabelli Love Our Planet & People ETF
S&P 500 Index
MSCI USA SRI Index
$25k
$20k
$15k
$10k
$5k
$0
1/21
6/21
6/22
6/23
6/24
6/25

	Gabelli Love Our Planet & People ETF	S&P 500 Index	MSCI USA SRI Index
1/21	10,000	10,000	10,000
6/21	11,218	14,079	14,131
6/22	9,330	12,584	12,757
6/23	10,899	15,049	15,796
6/24	11,052	18,745	18,388
6/25	12,769	21,587	21,066

How did the Fund perform?

For the six months ended June 30, 2025, the Gabelli Love Our Planet & People ETF outperformed its broad-based and comparative benchmarks, the S&P 500 and the MSCI USA SRI Index, respectively. Cyclically-sensitive Industrial stocks, particularly those exposed to the theme of investment in the US power generation and distribution infrastructure, drove positive performance as the economic outlook appeared to improve. Rising interest rates and a general preference for riskier assets caused Utilities to be a detractor from first half performance.

Average Annual Total Returns

Name	6 months	1 Year	Since Inception (01/29/2021)
Gabelli Love Our Planet & People ETF	9.05%	15.53%	5.69%
S&P 500 Index	6.20%	15.16%	13.62%
MSCI USA SRI Index	3.98%	14.65%	12.49%

Fund Statistics

  Total Net Assets$10,535,429
  # of Portfolio Holdings51
  Portfolio Turnover Rate7%
  Management Fees$0

Past performance does not guarantee future results.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Mirion Technologies Inc.	5.3%
Republic Services Inc.	4.5%
Xylem Inc.	4.4%
Hubbell Inc.	4.2%
Waste Connections Inc.	4.0%
GE Vernova Inc.	3.6%
S&P Global Inc.	3.6%
Crown Holdings Inc.	3.3%
Cummins Inc.	3.2%
Johnson Controls International plc	3.1%

Portfolio Weighting (% of net assets)

Common Stock	95.7%
U.S. Government Obligations	4.2%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Value	Value
Equipment and Supplies	13.5%
Energy and Utilities	13.2%
Environmental Services	9.5%
Building and Construction	9.4%
Machinery	8.8%
Electronics	7.0%
Automotive Parts and Accessories	5.1%
Metals and Mining	4.7%
Other Industry Sectors	28.7%
Other Assets and Liabilities (Net)	0.1%

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

Gabelli Love Our Planet & People ETF

LOPP - NYSE Arca

Semi-Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/etfs.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

LOPP-25-SATSR

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

Gabelli Automation ETF

Semiannual Report — June 30, 2025

(Y)our Portfolio Management Team

Justin Bergner, CFA Portfolio Manager BA, Yale University MBA, University of Pennsylvania	Hendi Susanto Portfolio Manager BS, University of Minnesota MBA, Wharton School of Business

To Our Shareholders,

For the six months ended June 30, 2025, the net asset value (NAV) total return of Gabelli Automation ETF (the Fund) was 8.1% compared with a total return of 6.2% for the Standard & Poor's (S&P) S&P 500 Index. The total return based on the Fund’s Market Price was 8.1%. The Fund’s NAV per share was $29.11, while the price of the publicly traded shares closed at $29.14 on the New York Stock Exchange (NYSE) Arca.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2025.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2025:

GABELLI AUTOMATION ETF

Prepackaged Software	10.1%
Metals & Mining	7.4%
Aerospace and Defense	7.3%
Diversified Industrial	7.3%
Industrial Instruments For Measurement, Display, and Control	6.1%
Consumer Services	5.8%
Electronic & Other Electrical Equipment	5.5%
Equipment and Supplies	5.3%
Financial Services	5.0%
Electric Lighting & Wiring Equipment	4.2%
Computer Software and Services	3.5%
Consumer Products	3.3%
Pumps & Pumping Equipment	3.2%
Energy and Utilities	3.2%
Environmental Services	3.1%
General Industrial Machinery & Equipment	2.9%
Computer Integrated Systems Design	2.9%
Electronics	2.6%
Wholesale-Durable Goods	2.6%
Building and Construction	2.3%
Fabricated Structural Metal Products	0.8%
Semiconductors	0.7%
Other Assets and Liabilities (Net)	4.9%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

2

Gabelli Automation ETF

Schedule of Investments — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS – 95.1%
	Aerospace and Defense – 7.3%
5,999	Allient Inc.	$235,029	$217,824
2,142	Mercury Systems Inc.†	89,205	115,368
182	Northrop Grumman Corp.	85,886	90,996
		410,120	424,188
	Building and Construction – 2.3%
1,245	Johnson Controls International plc	99,355	131,497

	Computer Integrated Systems Design – 2.9%
4,030	Kyndryl Holdings Inc.†	75,837	169,099

	Computer Software and Services – 3.5%
12,037	3D Systems Corp.†	54,551	18,537
876	Alphabet Inc., Cl. A	125,521	154,378
2,858	NCR Voyix Corp.†	34,754	33,524
		214,826	206,439
	Consumer Products – 3.3%
1,362	Spectrum Brands Holdings Inc.	103,354	72,186
2,175	The AZEK Co. Inc.†	98,309	118,211
		201,663	190,397
	Consumer Services – 5.8%
496	Amazon.com Inc.†	82,462	108,818
6,938	Resideo Technologies Inc.†	179,103	153,052
5,000	RXO Inc.†	69,400	78,600
		330,965	340,470
	Diversified Industrial – 7.3%
1,200	Belden Inc.	130,419	138,960
2,500	GXO Logistics Inc.†	128,910	121,750
6,428	L.B. Foster Co., Cl. A†	67,057	140,580
447	Ralliant Corp.†	24,116	21,675
		350,502	422,965
	Electric Lighting & Wiring Equipment – 4.2%
2,563	AZZ Inc.	132,181	242,152

	Electronic & Other Electrical Equipment – 5.5%
422	Axcelis Technologies Inc.†	47,472	29,409
2,190	Emerson Electric Co.	211,879	291,993
		259,351	321,402
	Electronics – 2.6%
4,397	Kimball Electronics Inc.†	100,636	84,554
Shares		Cost	Market Value
316	Texas Instruments Inc.	$47,515	$65,608
		148,151	150,162
	Energy and Utilities – 3.2%
1,243	Halliburton Co.	47,221	25,333
919	Occidental Petroleum Corp.	57,697	38,607
4,028	Oceaneering International Inc.†	91,942	83,460
8,152	RPC Inc.	70,985	38,559
		267,845	185,959
	Environmental Services – 3.1%
733	Republic Services Inc.	102,112	180,765

	Equipment and Supplies – 5.3%
1,194	AMETEK Inc.	175,817	216,066
1,200	Tennant Co.	100,959	92,976
		276,776	309,042
	Fabricated Structural Metal Products – 0.8%
1,171	Proto Labs Inc.†	61,979	46,887

	Financial Services – 5.0%
1,120	Intercontinental Exchange Inc.	150,499	205,486
480	Nasdaq Inc.	31,348	42,922
1,428	NCR Atleos Corp.†	22,442	40,741
		204,289	289,149
	General Industrial Machinery & Equipment – 2.9%
1,881	Flowserve Corp.	71,619	98,470
3,048	Matthews International Corp., Cl. A	110,967	72,878
		182,586	171,348
	Industrial Instruments For Measurement, Display, and Control – 6.1%
1,343	Fortive Corp.	75,053	70,011
862	Rockwell Automation Inc.	240,725	286,330
		315,778	356,341
	Metals & Mining – 7.4%
929	Agnico Eagle Mines Ltd.	48,775	110,486
4,851	Barrick Mining Corp.	91,369	100,998
1,303	Cameco Corp.	47,693	96,721
2,119	Newmont Corp.	96,456	123,453
		284,293	431,658
	Prepackaged Software – 10.1%
1,095	Check Point Software Technologies Ltd.†	129,318	242,269

See accompanying notes to financial statements.

3

Gabelli Automation ETF

Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Prepackaged Software (Continued)
6,708	N-able Inc.†	$74,553	$54,335
854	Oracle Corp.	76,408	186,710
618	PTC Inc.†	76,976	106,506
		357,255	589,820
	Pumps & Pumping Equipment – 3.2%
1,199	ITT Inc.	126,333	188,039

	Semiconductors – 0.7%
1,000	GlobalFoundries Inc.†	36,550	38,200

	Wholesale-Durable Goods – 2.6%
144	WW Grainger Inc.	78,483	149,795

	TOTAL INVESTMENTS — 95.1%	$4,517,230	5,535,774

	Other Assets and Liabilities (Net) — 4.9%		286,274

	NET ASSETS — 100.0%		$5,822,048

†	Non-income producing security.

See accompanying notes to financial statements.

4

Gabelli Automation ETF

Statement of Assets and Liabilities

June 30, 2025 (Unaudited)

Assets:
Investments at value (cost $4,517,230)	$5,535,774
Cash	285,140
Dividends receivable	1,134
Total Assets	5,822,048
Liabilities:
Payable for investment advisory fees	4,180
Other accrued expenses	(4,180)
Total Liabilities	—
Net Assets	$5,822,048

Net Assets Consist of:
Paid-in capital	$5,052,142
Total accumulated earnings	769,906
Net Assets	$5,822,048

Shares of Beneficial Interest issued and outstanding, no par value; unlimited number of shares authorized:	200,000
Net Asset Value per share:	$29.11

Statement of Operations

For the Six Months Ended June 30, 2025 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $659)	$21,993
Total Investment Income	21,993
Expenses:
Investment advisory fees	23,945
Miscellaneous expenses	679
Total Expenses	24,624
Less:
Expenses paid indirectly by broker (See Note 7)	(679)
Expenses waived by Adviser (See Note 3)	(23,945)
Net Expenses	—
Net Investment Income	21,993

Net Realized and Unrealized Gain/(Loss) on Investments
Net realized gain on investments	51,130
Net change in unrealized appreciation on investments	361,304
Net Realized and Unrealized Gain on Investments	412,434
Net Increase in Net Assets Resulting from Operations	$434,427

See accompanying notes to financial statements.

5

Gabelli Automation ETF

Statement of Changes in Net Assets

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Operations:
Net investment income	$21,993	$40,444
Net realized gain on investments	51,130	27,825
Net change in unrealized appreciation on investments	361,304	467,539
Net Increase in Net Assets Resulting from Operations	434,427	535,808

Distributions to Shareholders:
Accumulated earnings	—	(40,446)
Total Distributions to Shareholders	—	(40,446)

Shares of Beneficial Interest Transactions:
Proceeds from sales of shares (See Note 6)	—	246,537
Net Increase in Net Assets from Shares of Beneficial Interest Transactions	—	246,537

Net Increase in Net Assets	434,427	741,899

Net Assets:
Beginning of year	5,387,621	4,645,722
End of period	$5,822,048	$5,387,621

Changes in Shares Outstanding:
Shares outstanding, beginning of year	200,000	190,000
Shares sold	—	10,000
Shares outstanding, end of period	200,000	200,000

See accompanying notes to financial statements.

6

Gabelli Automation ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Period Ended December 31, 2022(a)
Operating Performance:
Net Asset Value, Beginning of Period	$26.94		$24.45	$20.85	$25.00
Net Investment Income(b)	0.11		0.21	0.19	0.16
Net Realized and Unrealized Gain/(Loss) on Investments	2.06		2.48	3.62	(4.15)
Total from Investment Operations	2.17		2.69	3.81	(3.99)

Distributions to Shareholders:
Net Investment Income	—		(0.20)	(0.21)	(0.16)

Net Asset Value, End of Period	$29.11		$26.94	$24.45	$20.85
NAV total return†	8.06%		10.99%	18.23%	(15.90)%

Market price, End of Period	$29.14		$26.95	$24.44	$20.86
Investment total return††	8.13%		11.09%	18.14%	(15.90)%

Net Assets, End of Period (in 000's)	$5,822		$5,388	$4,646	$4,379

Ratio to average net assets of:
Net Investment Income	0.83	%(c)	0.80%	0.84%	0.78	%(c)
Operating Expenses Before Waiver	0.93	%(c)	0.90%	0.90%	0.90	%(c)
Operating Expenses Net of Waiver	0.00	%(c)(d)	0.00%	0.00%	0.00	%(c)
Portfolio Turnover Rate(e)	3%		1%	13%	28%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates.
††	Based on market price per share. Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on January 5, 2022. The Fund first sold shares on January 3, 2022.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2025, there was minimal impact on the expense ratios.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying notes to financial statements.

7

Gabelli Automation ETF

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli ETFs Trust (the Trust) was organized on July 26, 2018 as a Delaware statutory trust and Gabelli Automation ETF (the Fund) commenced investment operations on January 5, 2022. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund is an actively managed ETF, whose investment objective is to provide growth of capital.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Trustees (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. The Board has designated the Adviser as the valuation designee under Rule 2a-5. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology

8

Gabelli Automation ETF

Notes to Financial Statements (Unaudited) (Continued)

used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2025 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Total Market Value at 06/30/25
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$5,535,774	$5,535,774
TOTAL INVESTMENTS IN SECURITIES - ASSETS	$5,535,774	$5,535,774

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

9

Gabelli Automation ETF

Notes to Financial Statements (Unaudited) (Continued)

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These book/ tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2024 was as follows:

Distributions paid from:
Ordinary income	$40,446
Total distributions paid	$40,446

Provision for Income Taxes. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Fund’s net investment company taxable income and net capital gains on an annual basis. Therefore, no provision for federal income taxes is required.

At December 31, 2024, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

Short term capital loss carryforward with no expiration	$94,112
Long term capital loss carryforward with no expiration	227,649
Total Capital Loss Carryforward	$321,761

The following summarizes the tax cost on investments and the net unrealized appreciation at June 30, 2025:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$4,517,230	$1,342,270	$(323,725)	$1,018,544

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2025, the Fund did not incur any income tax, interest, or penalties. The Fund’s federal and state tax returns will remain open and subject to examination for three years. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to these conclusions are necessary.

10

Gabelli Automation ETF

Notes to Financial Statements (Unaudited) (Continued)

3. Investment Advisory Agreement and Other Transactions. Pursuant to an Investment Advisory Agreement with the Trust, the Adviser manages the investments of the Fund's assets. Under the Investment Advisory Agreement, the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.90% of the value of its average daily net assets and the Adviser is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to the Adviser; and (v) litigation expenses and any extraordinary expenses.

The Adviser has contractually agreed to waive its investment advisory fee of 0.90% on the first $25 million in net assets (the Fee Waiver). The Fee Waiver will continue until at least April 30, 2026 and shall not apply to any brokerage costs, acquired Fund fees and expenses, interest, taxes, and extraordinary expenses that the Fund may incur. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees.

During the six months ended June 30, 2025, the Adviser waived expenses in the amount of $23,946.

For the six months ended June 30, 2025	$23,946
$23,946

4. Portfolio Securities. Purchases of securities during the six months ended June 30, 2025, other than short term securities and U.S. Government obligations, aggregated $236,005 and $154,158, respectively.

5. Capital Share Transactions. Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (Creation Units) at NAV, in return for securities, other instruments, and/or cash (the Basket). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in Net Assets. Purchasers and redeemers of Creation Units are charged a transaction fee to cover the estimated cost to the Fund of processing the purchase or redemption, including costs charged to it by the NSCC (National Securities Clearing Corporation) or DTC (Depository Trust Company), and the estimated transaction costs, e.g., brokerage commissions, bid-ask spread, and market impact trading costs, incurred in converting the Basket to or from the desired portfolio composition. The transaction fee is determined daily and will be limited to amounts approved by the Board and determined by the Adviser to be appropriate to defray the expenses that the Fund incurs in connection with the purchase or redemption. The purpose of transaction fees is to protect the Fund’s existing shareholders from the dilutive costs associated with the purchase and redemption of Creation Units. The amount of transaction fees will differ depending on the estimated trading costs for portfolio positions and Basket processing costs and other considerations. Transaction fees may include fixed amounts per creation or redemption transactions, amounts varying with the number of Creation Units purchased or redeemed, and varying amounts based on the time an order is placed. The Fund may impose higher transaction fees when cash is substituted for Basket instruments. Higher transaction fees may apply to purchases and redemptions through the DTC than through the NSCC.

6. Redemptions-in-kind. When considered to be in the best interest of all shareholders, the Fund may distribute portfolio securities as payment for redemptions of Fund shares (redemptions-in-kind). Gains and losses realized on redemptions-in-kind are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended December 31, 2024, the Fund accepted $246,537 of subscriptions-in-kind, including cash of $15,978. During the six months ended June 30, 2025, there was no such activity.

11

Gabelli Automation ETF

Notes to Financial Statements (Unaudited) (Continued)

7. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2025, the Fund paid $104 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The Adviser pays retainer and per meeting fees to Independent Trustees and certain Interested Trustees, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $679.

8. Significant Shareholder. As of June 30, 2025, approximately 92.4% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund's chief operating decision maker (CODM), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements

12

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC that is affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

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GABELLI ETFS TRUST
GABELLI AUTOMATION ETF

One Corporate Center
Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Christopher J. Marangi
Managing Director and Co-Chief Investment Officer, GAMCO Investors, Inc.
Portfolio Manager for Gabelli Funds, LLC

John Birch
Partner,
The Cardinal Partners Global

Anthony S. Colavita
Attorney,
Anthony S. Colavita, P.C.

Michael J. Ferrantino
Chief Executive Officer,
InterEx Inc.

Leslie F. Foley
Attorney

Michael J. Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Agnes Mullady
Former Senior Vice President,
GAMCO Investors, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

The Bank of New York Mellon

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Automation ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAST Q2/2025

GABELLI
FUNDS

GABELLI AUTOMATION ETF

Semiannual Report
June 30, 2025

Gabelli Commercial Aerospace and Defense ETF

Semiannual Report — June 30, 2025

Tony Bancroft

Portfolio Manager

BS, United States Naval Academy

MBA, Columbia Business School

To Our Shareholders,

For the six months ended June 30, 2025, the net asset value (NAV) total return of Gabelli Commercial Aerospace and Defense ETF (the Fund) was 22.7% compared with a total return of 6.2% for the Standard & Poor’s (S&P) 500 Index. The total return based on the Fund’s market price was 22.7% The Fund’s NAV per share was $41.66, while the price of the publicly traded shares closed at $41.70 on the New York Stock Exchange (NYSE) Arca.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2025.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2025:

GABELLI COMMERCIAL AEROSPACE AND DEFENSE ETF

Aerospace and Defense	58.8%
Aviation: Parts and Services	29.1%
Computer Software and Services	1.4%
Other Assets and Liabilities (Net)	10.7%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

2

Gabelli Commercial Aerospace and Defense ETF

Schedule of Investments — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS – 89.3%
	Aerospace and Defense – 58.8%
2,671	Cadre Holdings Inc.	$59,911	$85,071
1,448	Crane Co.	108,833	274,961
212	Elbit Systems Ltd.	36,923	95,294
370	General Dynamics Corp.	89,120	107,914
1,058	General Electric Co.	125,592	272,319
952	HEICO Corp.	158,422	312,256
5,530	Hexcel Corp.	355,701	312,390
2,516	Howmet Aerospace Inc.	107,152	468,303
10,000	Innovative Solutions and Support Inc.†	99,693	138,800
100	Karman Holdings Inc.†	2,200	5,037
2,960	Kratos Defense & Security Solutions Inc.†	36,173	137,492
824	L3Harris Technologies Inc.	173,172	206,692
1,142	Leidos Holdings Inc.	116,826	180,162
2,644	Leonardo DRS Inc.	36,007	122,893
728	Lockheed Martin Corp.	333,909	337,166
8,342	Mercury Systems Inc.†	263,233	449,300
2,505	Mynaric Agnamens Aktien O N, ADR†	9,959	626
422	Northrop Grumman Corp.	198,880	210,992
4,018	Park Aerospace Corp.	51,734	59,346
11,071	Redwire Corp.†	27,072	180,457
2,114	RTX Corp.	185,608	308,686
12,052	Spirit AeroSystems Holdings Inc., Cl. A†	389,951	459,784
2,252	Textron Inc.	167,916	180,813
Shares		Cost	Market Value
2,538	The Boeing Co.†	$498,143	$531,787
7,718	Triumph Group Inc.†	89,797	198,739
		3,721,927	5,637,280
	Aviation: Parts and Services – 29.1%
1,676	AAR Corp.†	91,924	115,292
1,692	Albany International Corp., Cl. A	150,457	118,660
7,326	Astronics Corp.†	106,243	245,275
3,000	ATI Inc.†	172,326	259,020
600	Carpenter Technology Corp.	115,778	165,828
836	Curtiss-Wright Corp.	142,259	408,428
5,264	Ducommun Inc.†	278,341	434,964
1,568	Honeywell International Inc.	316,864	365,156
1,956	Moog Inc., Cl. A	191,252	353,977
1,290	Woodward Inc.	135,060	316,166
		1,700,504	2,782,766
	Computer Software and Services – 1.4%
1,000	Palantir Technologies Inc., Cl. A†	61,940	136,320

	TOTAL INVESTMENTS — 89.3%	$5,484,371	8,556,366

	Other Assets and Liabilities (Net) — 10.7%		1,025,198

	NET ASSETS — 100.0%		$9,581,564

†	Non-income producing security.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

3

Gabelli Commercial Aerospace and Defense ETF

Statement of Assets and Liabilities

June 30, 2025 (Unaudited)

Assets:
Investments at value (cost $5,484,371)	$8,556,366
Cash	1,024,373
Dividends receivable	829
Total Assets	9,581,568
Liabilities:
Payable for investment advisory fees	4
Total Liabilities	4
Net Assets	$9,581,564

Net Assets Consist of:
Paid-in capital	$6,455,502
Total accumulated earnings	3,126,062
Net Assets	$9,581,564

Shares of Beneficial Interest issued and outstanding, no par value; unlimited number of shares authorized:	230,000
Net Asset Value per share:	$41.66

Statement of Operations

For the Six Months June 30, 2025 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $39)	$25,469
Total Investment Income	25,469
Expenses:
Investment advisory fees	34,266
Miscellaneous expenses	677
Total Expenses	34,943
Less:
Expenses paid indirectly by broker (See Note 6)	(677)
Expenses waived by Adviser (See Note 3)	(34,266)
Net Expenses	—
Net Investment Income	25,469

Net Realized and Unrealized Gain/(Loss) on Investments
Net realized gain on investments	28,576
Net change in unrealized appreciation on investments	1,600,268
Net Realized and Unrealized Gain on Investments	1,628,844
Net Increase in Net Assets Resulting from Operations	$1,654,313

See accompanying notes to financial statements.

4

Gabelli Commercial Aerospace and Defense ETF

Statement of Changes in Net Assets

	Six Months Ended June 30, 2025	Year Ended December 31,
	(Unaudited)	2024
Operations:
Net investment income	$25,469	$43,363
Net realized gain on investments	28,576	124,104
Net change in unrealized appreciation on investments	1,600,268	940,146
Net Increase in Net Assets Resulting from Operations	1,654,313	1,107,613

Distributions to Shareholders:
Accumulated earnings	—	(126,298)
Total Distributions to Shareholders	—	(126,298)

Shares of Beneficial Interest Transactions:
Proceeds from sales of shares (See Note 6)	968,768	1,595,358
Net Increase in Net Assets from Shares of Beneficial Interest Transactions	968,768	1,595,358

Net Increase in Net Assets	2,623,081	2,576,673

Net Assets:
Beginning of year	6,958,483	4,381,810
End of period	$9,581,564	$6,958,483

Changes in Shares Outstanding:
Shares outstanding, beginning of year	205,000	155,000
Shares sold	25,000	50,000
Shares outstanding, end of period	230,000	205,000

See accompanying notes to financial statements.

5

Gabelli Commercial Aerospace and Defense ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Period Ended December 31, 2023(a)
Operating Performance:
Net Asset Value, Beginning of Period	$33.94		$28.27	$25.00
Net Investment Income(b)	0.12		0.24	0.28
Net Realized and Unrealized Gain on Investments	7.60		6.05	3.26
Total from Investment Operations	7.72		6.29	3.54

Distributions to Shareholders:
Net Investment Income	—		(0.21)	(0.27)
Net Realized Gains on Investments	—		(0.41)	—
Total Distributions	—		(0.62)	(0.27)

Net Asset Value, End of Period	$41.66		$33.94	$28.27
NAV total return†	22.73%		22.24%	14.14%

Market price, End of Period	$41.70		$34.00	$28.31
Investment total return††	22.65%		22.24%	14.31%

Net Assets, End of Period (in 000’s)	$9,582		$6,958	$4,382

Ratio to average net assets of:
Net Investment Income	0.67	%(c)	0.76%	1.11	%(c)
Operating Expenses Before Waiver	0.92	%(c)	0.90%	0.90	%(c)
Operating Expenses Net of Waiver	0.00	%(c)(d)	0.00%	0.00	%(c)
Portfolio Turnover Rate(e)	2%		6%	28%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates.
††	Based on market price per share. Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on January 3, 2023.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2025 presented, there was minimal impact on the expense ratios.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying notes to financial statements.

6

Gabelli Commercial Aerospace and Defense ETF

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli ETFs Trust (the Trust) was organized on July 26, 2018 as a Delaware statutory trust and Gabelli Commercial Aerospace and Defense ETF (the Fund) commenced investment operations on January 3, 2023. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund is an actively managed ETF, whose investment objective is to seek a high level of total return on its assets with an emphasis on income.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Trustees (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. The Board has designated the Adviser as the valuation designee under Rule 2a-5. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology

7

Gabelli Commercial Aerospace and Defense ETF

Notes to Financial Statements (Unaudited) (Continued)

used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2025 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Total Market Value at 06/30/25
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$8,556,366	$8,556,366
TOTAL INVESTMENTS IN SECURITIES - ASSETS	$8,556,366	$8,556,366

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

8

Gabelli Commercial Aerospace and Defense ETF

Notes to Financial Statements (Unaudited) (Continued)

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by a fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2024 was as follows:

Distributions paid from:
Ordinary income	$43,364
Net long term capital gains	82,934
Total distributions paid	$126,298

Provision for Income Taxes. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Fund’s net investment company taxable income and net capital gains on an annual basis. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost on investments and the net unrealized appreciation at June 30, 2025:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$5,484,371	$3,156,436	$(84,441)	$3,071,995

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2025 the Fund did not incur any income tax, interest, or penalties. The Fund’s federal and state tax returns will remain open and subject to examination for three years. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to these conclusions are necessary.

3. Investment Advisory Agreement and Other Transactions. Pursuant to an Investment Advisory Agreement with the Trust, the Adviser manages the investment of the Fund’s assets. Under the Investment Advisory Agreement, the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.90% of the value of its average daily net assets and the Adviser is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to the Adviser; and (v) litigation expenses and any extraordinary expenses.

The Adviser has contractually agreed to waive its investment advisory fee of 0.90% on the first $25 million in net assets (the Fee Waiver). The Fee Waiver will continue until at least April 30, 2026 and shall not apply to any

9

Gabelli Commercial Aerospace and Defense ETF

Notes to Financial Statements (Unaudited) (Continued)

brokerage costs, acquired Fund fees and expenses, interest, taxes, and extraordinary expenses that the Fund may incur. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees.

During the six months ended June 30, 2025, the Adviser waived expenses in the amount of $34,266.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2025, other than short term securities and U.S. Government obligations, and in-kind transactions, aggregated $270,335 and $150,670, respectively.

5. Capital Share Transactions. Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (Creation Units) at NAV, in return for securities, other instruments, and/or cash (the Basket). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets. Purchasers and redeemers of Creation Units are charged a transaction fee to cover the estimated cost to the Fund of processing the purchase or redemption, including costs charged to it by the NSCC (National Securities Clearing Corporation) or DTC (Depository Trust Company), and the estimated transaction costs, e.g., brokerage commissions, bid-ask spread, and market impact trading costs, incurred in converting the Basket to or from the desired portfolio composition. The transaction fee is determined daily and will be limited to amounts approved by the Board and determined by the Adviser to be appropriate to defray the expenses that the Fund incurs in connection with the purchase or redemption. The purpose of transaction fees is to protect the Fund’s existing shareholders from the dilutive costs associated with the purchase and redemption of Creation Units. The amount of transaction fees will differ depending on the estimated trading costs for portfolio positions and Basket processing costs and other considerations. Transaction fees may include fixed amounts per creation or redemption transactions, amounts varying with the number of Creation Units purchased or redeemed, and varying amounts based on the time an order is placed. The Fund may impose higher transaction fees when cash is substituted for Basket instruments. Higher transaction fees may apply to purchases and redemptions through the DTC than through the NSCC.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2025, the Fund paid $106 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The Adviser pays retainer and per meeting fees to Independent Trustees and certain Interested Trustees, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $677.

7. Subscriptions-in-kind. When considered to be in the best interest of all shareholders, the Fund may accept portfolio securities as payment for the purchase of Fund shares (subscriptions-in-kind). For financial reporting and tax purposes, the cost basis of contributed securities is equal to the market value of the securities on the date of contribution. Gains and losses realized on subscriptions-in-kind are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended June 30, 2025, the Fund had $968,768 of subscriptions-in-kind, including cash of $968,768.

10

Gabelli Commercial Aerospace and Defense ETF

Notes to Financial Statements (Unaudited) (Continued)

8. Significant Shareholder. As of June 30, 2025, approximately 58.0% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

11

GABELLI ETFS TRUST
GABELLI COMMERCIAL AEROSPACE AND DEFENSE ETF

One Corporate Center
Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Christopher J. Marangi
Managing Director and Co-Chief Investment Officer, GAMCO Investors, Inc.
Portfolio Manager for Gabelli Funds, LLC

John Birch
Partner,
The Cardinal Partners Global

Anthony S. Colavita
Attorney,
Anthony S. Colavita, P.C.

Michael J. Ferrantino
Chief Executive Officer,
InterEx Inc.

Leslie F. Foley
Attorney

Michael J. Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Agnes Mullady
Former Senior Vice President,
GAMCO Investors, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

The Bank of New York Mellon

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Commercial Aerospace and Defense ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GCAD Q2/2025

GABELLI FUNDS

GABELLI COMMERCIAL AEROSPACE AND DEFENSE ETF

Semiannual Report
June 30, 2025

Gabelli Financial Services Opportunities ETF

Semiannual Report — June 30, 2025

Macrae Sykes

Portfolio Manager

BA, Hamilton College

MBA, Columbia Business School

To Our Shareholders,

For the six months ended June 30, 2025, the net asset value (NAV) total return of Gabelli Financial Services Opportunities ETF (the Fund) was 4.3% compared with a total return of 9.2% for the Standard & Poor’s (S&P) 500 Financials Index. The total return based on the Fund’s Market Price was 4.4%. The Fund’s NAV per share was $47.42, while the price of the publicly traded shares closed at $47.45 on the New York Stock Exchange (NYSE) Arca.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2025.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2025:

GABELLI FINANCIAL SERVICES OPPORTUNITIES ETF

Financial Services	81.4%
Computer Software and Services	7.6%
Closed-End Funds	7.0%
Banking	3.0%
Real Estate	0.8%
Other Assets and Liabilities (Net)	0.2%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

2

Gabelli Financial Services Opportunities ETF

Schedule of Investments — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS – 92.8%
	Banking – 3.0%
252	Capital One Financial Corp.	$29,285	$53,615
477	First Citizens BancShares Inc., Cl. A	717,913	933,236
858	State Street Corp.	55,307	91,240
1,724	The Bank of New York Mellon Corp.	78,811	157,074
		881,316	1,235,165
	Computer Software and Services –7.6%
4,398	FactSet Research Systems Inc.	2,046,521	1,967,138
6,574	Fiserv Inc.†	1,029,548	1,133,423
		3,076,069	3,100,561
	Financial Services – 81.4%
2,133	Affiliated Managers Group Inc.	335,109	419,710
1,958	American Express Co.	332,354	624,563
9,594	Apollo Global Management Inc.	1,137,114	1,361,101
5,376	Berkshire Hathaway Inc., Cl. B†	2,275,389	2,611,500
8,380	BGC Group Inc., Cl. A	76,505	85,727
10,114	Blackstone Inc.	1,386,814	1,512,852
89,873	Blue Owl Capital Inc.	1,687,245	1,726,460
5,800	Chubb Ltd.	1,614,518	1,680,376
45,000	CompoSecure Inc., Cl. A†	588,035	634,050
2,520	Credit Acceptance Corp.†	1,275,315	1,283,764
1,724	Federated Hermes Inc.	58,140	76,408
35,028	Interactive Brokers Group Inc., Cl. A	1,157,157	1,940,901
7,588	JPMorgan Chase & Co.	1,689,774	2,199,837
14,534	KKR & Co. Inc.	1,759,800	1,933,458
3,521	LPL Financial Holdings Inc.	928,941	1,320,269
6,457	M&T Bank Corp.	1,179,766	1,252,593
636	Markel Group Inc.†	1,031,299	1,270,321
19,800	Millrose Properties Inc., REIT	516,492	564,498
2,608	Moody’s Corp.	1,243,820	1,308,147
3,742	Morgan Stanley	335,344	527,098
5,880	Nasdaq Inc.	402,729	525,790
125,756	Paysafe Ltd.†	2,473,205	1,587,041
840	Raymond James Financial Inc.	109,064	128,831
1,581	S&P Global Inc.	769,898	833,646
840	Stifel Financial Corp.	86,588	87,175
16,188	The Charles Schwab Corp.	1,091,727	1,476,993
2,572	Tiptree Inc.	40,731	60,648
1,680	Visa Inc., Cl. A	509,023	596,484
Shares		Cost	Market Value
23,598	W. R. Berkley Corp.	$1,314,614	$1,733,745
24,774	Wells Fargo & Co.	1,490,355	1,984,893
4,797	WisdomTree Inc.	48,900	55,213
		28,945,765	33,404,092
	Real Estate – 0.8%
5,000	Howard Hughes Holdings Inc.†	343,489	337,500

	TOTAL COMMON STOCKS	33,246,639	38,077,318

	CLOSED-END FUNDS – 7.0%
1,084	Blue Owl Capital Corp., BDC	16,551	15,545
345,834	SuRo Capital Corp., BDC†	1,551,902	2,839,297
	TOTAL CLOSED-END FUNDS	1,568,453	2,854,842

	TOTAL INVESTMENTS — 99.8%	$34,815,092	40,932,160

	Other Assets and Liabilities (Net) — 0.2%		83,854

	NET ASSETS — 100.0%		$41,016,014

†	Non-income producing security.

BDC	Business Development Company
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

3

Gabelli Financial Services Opportunities ETF

Statement of Assets and Liabilities

June 30, 2025 (Unaudited)

Assets:
Investments at value (cost $34,815,092)	$40,932,160
Cash	88,569
Dividends receivable	6,027
Total Assets	41,026,756
Liabilities:
Payable for investment advisory fees	10,742
Total Liabilities	10,742
Net Assets	$41,016,014

Net Assets Consist of:
Paid-in capital	$33,994,156
Total accumulated earnings	7,021,858
Net Assets	$41,016,014

Shares of Beneficial Interest issued and outstanding, no par value; unlimited number of shares authorized:	865,000
Net Asset Value per share:	$47.42

Statement of Operations

For the Six Months Ended June 30, 2025 (Unaudited)

Investment Income:
Dividends	$213,969
Total Investment Income	213,969
Expenses:
Investment advisory fees	180,288
Miscellaneous expenses	712
Total Expenses	181,000
Less:
Expenses paid indirectly by broker (See Note 8)	(712)
Expenses waived by Adviser (See Note 3)	(111,574)
Net Expenses	68,714
Net Investment Income	145,255

Net Realized and Unrealized Gain/(Loss) on Investments
Net realized gain on investments	818,509
Net realized gain on redemptions in-kind	1,762,037
Net change in unrealized depreciation on investments	(1,976,810)
Net Realized and Unrealized Gain on Investments	603,736
Net Increase in Net Assets Resulting from Operations	$748,991

See accompanying notes to financial statements.

4

Gabelli Financial Services Opportunities ETF

Statement of Changes in Net Assets

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Operations:
Net investment income	$145,255	$216,830
Net realized gain/(loss) on investments	818,509	(96,129)
Net realized gain on redemptions in-kind	1,762,037	846,878
Net change in unrealized appreciation/(depreciation) on investments	(1,976,810)	5,874,308
Net Increase in Net Assets Resulting from Operations	748,991	6,841,887

Distributions to Shareholders:
Accumulated earnings	—	(1,619,990)
Total Distributions to Shareholders	—	(1,619,990)

Shares of Beneficial Interest Transactions:
Proceeds from sales of shares (See Note 6)	8,110,635	26,611,053
Cost of shares redeemed (See Note 6)	(6,503,665)	(2,186,043)
Net Increase in Net Assets from Shares of Beneficial Interest Transactions	1,606,970	24,425,010

Net Increase in Net Assets	2,355,961	29,646,907

Net Assets:
Beginning of year	38,660,053	9,013,146
End of period	$41,016,014	$38,660,053

Changes in Shares Outstanding:
Shares outstanding, beginning of year	850,000	275,000
Shares sold	175,000	620,000
Shares redeemed	(160,000)	(45,000)
Shares outstanding, end of period	865,000	850,000

See accompanying notes to financial statements.

5

Gabelli Financial Services Opportunities ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Period Ended December 31, 2022(a)
Operating Performance:
Net Asset Value, Beginning of Period	$45.48		$32.78	$24.77	$25.00
Net Investment Income(b)	0.16		0.45	0.51	0.33
Net Realized and Unrealized Gain/(Loss) on Investments	1.78		14.16	9.12	(0.23)
Total from Investment Operations	1.94		14.61	9.63	0.10

Distributions to Shareholders:
Net Investment Income	—		(1.91)	(1.62)	(0.33)

Net Asset Value, End of Period	$47.42		$45.48	$32.78	$24.77
NAV total return†	4.26%		44.59%	38.83%	0.41%

Market price, End of Period	$47.45		$45.46	$32.79	$24.77
Investment total return††	4.38%		44.46%	38.89%	0.41%

Net Assets, End of Period (in 000’s)	$41,016		$38,660	$9,013	$5,202

Ratio to average net assets of:
Net Investment Income	0.73	%(c)	1.08%	1.77%	2.01	%(c)
Operating Expenses Before Waiver	0.90	%(c)	0.90%	0.90%	0.90	%(c)
Operating Expenses Net of Waiver	0.34	%(c)(d)	0.12%	0.00%	0.00	%(c)
Portfolio Turnover Rate(e)	19%		13%	31%	72%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates.
††	Based on market price per share. Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on May 10, 2022. The Fund first sold shares on May 9, 2022.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2025 presented, there was minimal impact on the expense ratios.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying notes to financial statements.

6

Gabelli Financial Services Opportunities ETF

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli ETFs Trust (the Trust) was organized on July 26, 2018 as a Delaware statutory trust and Gabelli Financial Services Opportunities ETF (the Fund) commenced investment operations on May 10, 2022. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund is an actively managed exchange-traded fund (ETF), whose investment objective is to provide capital appreciation.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Trustees (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. The Board has designated the Adviser as the valuation designee under Rule 2a-5. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Effective September 13, 2024, the Board approved a change in the Fund’s structure from a “non-transparent” or “semi-transparent” ETF, which does not publicly disclose its portfolio holdings on a daily basis, to a “transparent” ETF that will disclose its portfolio holdings daily and operate in reliance on Rule 6c-11 under the Investment Company Act of 1940, as amended. In connection with this change, the Fund will no longer provide a verified intraday indicative value (“VIIV”), which was intended to provide investors and other market participants with a highly correlated per share value of the Fund’s underlying portfolio, while keeping the contents of the Fund’s portfolio confidential. In addition, Authorized Participants (APs) transacting in the Fund’s shares will no longer engage in creation and redemption activity for the Fund through an AP Representative that has knowledge of the composition of the Fund’s portfolio holdings but is restricted from disclosing such composition to the APs. Accordingly, references to the VIIV and the AP Representative in the Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information have been removed.

In addition, in connection with the change in the Fund’s structure, the Fund will no longer operate in reliance on an exemptive order from the U.S. Securities and Exchange Commission (the Order). The Order permitted the Fund to operate without publicly disclosing its portfolio holdings daily, but limited the types of investments the Fund was permitted to hold to those listed in the Fund’s application for the Order, including limiting the Fund’s investments to only those that are U.S. exchange-traded instruments as well as cash and cash equivalents. Because the Fund will no longer operate in reliance on the Order, the Board approved corresponding changes to the Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information to remove references to the terms, requirements and limitations of the Order, as applicable.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect

7

Gabelli Financial Services Opportunities ETF

Notes to Financial Statements (Unaudited) (Continued)

its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2025 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Total Market Value at 06/30/25
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$38,077,318	$38,077,318
Closed-End Funds	2,854,842	2,854,842
TOTAL INVESTMENTS IN SECURITIES - ASSETS	$40,932,160	$40,932,160

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not

8

Gabelli Financial Services Opportunities ETF

Notes to Financial Statements (Unaudited) (Continued)

available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2024 was as follows:

Distributions paid from:
Ordinary income	$1,619,990
Total distributions paid	$1,619,990

Provision for Income Taxes. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Fund’s net investment company taxable income and net capital gains on an annual basis. Therefore, no provision for federal income taxes is required.

At December 31, 2024, the Fund had net short term capital loss carryforwards of $170,232 and net long term capital loss carryforwards of $6,743 for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. The Fund is permitted to carry capital losses forward

9

Gabelli Financial Services Opportunities ETF

Notes to Financial Statements (Unaudited) (Continued)

for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

The following summarizes the tax cost on investments and the net unrealized appreciation at June 30, 2025:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$34,815,092	$7,089,611	$(972,544)	$6,117,068

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2025, the Fund did not incur any income tax, interest, or penalties. The Fund’s federal and state tax returns will remain open and subject to examination for three years. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to these conclusions are necessary.

3. Investment Advisory Agreement and Other Transactions. Pursuant to an Investment Advisory Agreement with the Trust, the Adviser manages the investment of the Fund’s assets. Under the Investment Advisory Agreement, the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.90% of the value of its average daily net assets and the Adviser is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to the Adviser; and (v) litigation expenses and any extraordinary expenses.

The Adviser has contractually agreed to waive its investment advisory fee of 0.90% on the first $25 million in net assets (the Fee Waiver). The Fee Waiver will continue until at least April 30, 2026, and shall not apply to any brokerage costs, acquired Fund fees and expenses, interest, taxes, and extraordinary expenses that the Fund may incur. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees.

During the six months ended June 30, 2025, the Adviser waived expenses in the amount of $111,574.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2025, other than short term securities and U.S. Government obligations, and in-kind transactions, aggregated $16,053,191 and $7,708,247, respectively.

5. Capital Share Transactions. Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (Creation Units) at NAV, in return for securities, other instruments, and/or cash (the Basket). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets. Purchasers and redeemers of Creation Units are charged a transaction fee to cover the estimated cost to the Fund of processing the purchase or redemption, including costs charged to it by the NSCC (National Securities Clearing Corporation) or DTC (Depository Trust Company), and the estimated transaction costs, e.g., brokerage commissions, bid-ask spread, and market impact trading costs, incurred in converting the Basket to or from the desired portfolio composition. The transaction fee is determined daily and will be limited to amounts approved by the Board and determined by the Adviser to be appropriate to defray the expenses that the Fund

10

Gabelli Financial Services Opportunities ETF

Notes to Financial Statements (Unaudited) (Continued)

incurs in connection with the purchase or redemption. The purpose of transaction fees is to protect the Fund’s existing shareholders from the dilutive costs associated with the purchase and redemption of Creation Units. The amount of transaction fees will differ depending on the estimated trading costs for portfolio positions and Basket processing costs and other considerations. Transaction fees may include fixed amounts per creation or redemption transactions, amounts varying with the number of Creation Units purchased or redeemed, and varying amounts based on the time an order is placed. The Fund may impose higher transaction fees when cash is substituted for Basket instruments. Higher transaction fees may apply to purchases and redemptions through the DTC than through the NSCC.

6. Subscriptions-in-kind. When considered to be in the best interest of all shareholders, the Fund may accept portfolio securities as payment for the purchase of Fund shares (subscriptions-in-kind). For financial reporting and tax purposes, the cost basis of contributed securities is equal to the market value of the securities on the date of contribution. Gains and losses realized on subscriptions-in-kind are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended June 30, 2025, the Fund had $8,083,094 of subscriptions-in-kind, including cash of $8,083,094.

7. Redemptions-in-kind. When considered to be in the best interest of all shareholders, the Fund may distribute portfolio securities as payment for redemptions of Fund shares (redemptions-in-kind). Gains and losses realized on redemptions-in-kind are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended June 30, 2025, the Fund realized net gains of $1,762,037 on $6,503,665 of redemptions-in-kind, including cash of $35,255.

8. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2025, the Fund paid $87 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The Adviser pays retainer and per meeting fees to Independent Trustees and certain Interested Trustees, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $712.

9. Significant Shareholder. As of June 30, 2025, approximately 26.4% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies,

11

Gabelli Financial Services Opportunities ETF

Notes to Financial Statements (Unaudited) (Continued)

and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

12. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

12

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC that is affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

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GABELLI ETFS TRUST
GABELLI FINANCIAL SERVICES OPPORTUNITIES ETF

One Corporate Center
Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Christopher J. Marangi
Managing Director and Co-Chief Investment Officer, GAMCO Investors, Inc.
Portfolio Manager for Gabelli Funds, LLC

John Birch
Partner,
The Cardinal Partners Global

Anthony S. Colavita
Attorney,
Anthony S. Colavita, P.C.

Michael J. Ferrantino
Chief Executive Officer,
InterEx Inc.

Leslie F. Foley
Attorney

Michael J. Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Agnes Mullady
Former Senior Vice President,
GAMCO Investors, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

The Bank of New York Mellon

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Financial Services Opportunities ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GABF Q2/2025

GABELLI FUNDS

GABELLI FINANCIAL SERVICES OPPORTUNITIES ETF

Semiannual Report
June 30, 2025

Gabelli Growth Innovators ETF

Semiannual Report — June 30, 2025

(Y)our Portfolio Management Team

Howard F. Ward, CFA Portfolio Manager BA, Northwestern University	John Belton, CFA Portfolio Manager BA, Boston College MBA, Columbia School of Business

To Our Shareholders,

For the six months ended June 30, 2025, the net asset value (NAV) total return of Gabelli Growth Innovators ETF (the Fund) was 12.3% compared with a total return of 5.9% for the Nasdaq Composite Index. The total return based on the Fund’s Market Price was 12.6%. The Fund’s NAV per share was $33.62, while the price of the publicly traded shares closed at $33.69 on the New York Stock Exchange (NYSE) Arca.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2025.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2025:

GABELLI GROWTH INNOVATORS ETF

Information Technology - Semiconductors	15.5%
Communication Services	15.2%
Information Technology - Software and Services	14.9%
Financials	11.5%
Health Care	10.1%
Consumer Discretionary	8.2%
Aerospace and Defense	3.9%
Energy and Utilities	3.6%
Industrials	3.6%
Other Assets and Liabilities (Net)	13.5%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

2

Gabelli Growth Innovators ETF

Schedule of Investments — June 30, 2025 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS – 86.5%
	Aerospace and Defense – 3.9%
1,041	General Electric Co.	$167,008	$267,943
105	Howmet Aerospace Inc.	17,848	19,543
		184,856	287,486
	Communication Services – 15.2%
1,460	Alphabet Inc., Cl. C	215,815	258,989
489	Meta Platforms Inc., Cl. A	180,222	360,926
234	Netflix Inc.†	136,097	313,357
247	Spotify Technology SA†	61,714	189,533
		593,848	1,122,805
	Consumer Discretionary – 8.2%
1,915	Amazon.com Inc.†	330,465	420,132
1,576	Chipotle Mexican Grill Inc.†	70,123	88,492
55	Costco Wholesale Corp.	35,352	54,447
16	MercadoLibre Inc.†	40,299	41,818
		476,239	604,889
	Energy and Utilities – 3.6%
510	GE Vernova Inc.	97,560	269,866

	Financials – 11.5%
559	Arthur J. Gallagher & Co.	154,267	178,947
1,618	KKR & Co. Inc.	177,354	215,243
513	Mastercard Inc., Cl. A	232,331	288,275
339	Moody’s Corp.	140,396	170,039
		704,348	852,504
	Health Care – 10.1%
1,316	Boston Scientific Corp.†	105,694	141,352
277	Eli Lilly & Co.	190,370	215,930
310	Intuitive Surgical Inc.†	120,574	168,457
569	Stryker Corp.	189,942	225,113
		606,580	750,852
	Industrials – 3.6%
472	Eaton Corp. plc	119,804	168,499
216	Trane Technologies plc	63,984	94,481
		183,788	262,980
	Information Technology - Semiconductors – 15.5%
622	Applied Materials Inc.	117,110	113,870
124	ASML Holding NV	94,798	99,372
1,333	Broadcom Inc.	268,020	367,442
3,567	NVIDIA Corp.	227,952	563,550
		707,880	1,144,234
	Information Technology - Software and Services – 14.9%
955	Apple Inc.	213,169	195,937
			Market
Shares		Cost	Value
163	Cadence Design Systems Inc.†	$44,042	$50,229
240	CrowdStrike Holdings Inc., Cl. A†	55,929	122,234
137	Intuit Inc.	87,257	107,905
711	Microsoft Corp.	291,790	353,659
760	Oracle Corp.	140,822	166,159
102	ServiceNow Inc.†	58,186	104,864
		891,195	1,100,987

	TOTAL INVESTMENTS — 86.5%	$4,446,294	6,396,603

	Other Assets and Liabilities (Net) — 13.5%		1,000,840

	NET ASSETS — 100.0%		$7,397,443

†	Non-income producing security.

See accompanying notes to financial statements.

3

Gabelli Growth Innovators ETF

Statement of Assets and Liabilities

June 30, 2025 (Unaudited)

Assets:
Investments at value (cost $4,446,294)	$6,396,603
Cash	1,000,333
Dividends receivable	510
Total Assets	7,397,446
Liabilities:
Payable for investment advisory fees	3
Total Liabilities	3
Net Assets	$7,397,443

Net Assets Consist of:
Paid-in capital	$6,540,397
Total accumulated earnings	857,046
Net Assets	$7,397,443

Shares of Beneficial Interest issued and outstanding, no par value; unlimited number of shares authorized:	220,000
Net Asset Value per share:	$33.62

Statement of Operations

For the Six Months Ended June 30, 2025 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $60)	$11,525
Total Investment Income	11,525
Expenses:
Investment advisory fees	26,639
Miscellaneous expenses	667
Total Expenses	27,306
Less:
Expenses paid indirectly by broker (See Note 7)	(667)
Expenses waived by Adviser (See Note 3)	(16,482)
Net Expenses	10,157
Net Investment Income	1,368

Net Realized and Unrealized Gain/(Loss) on Investments
Net realized gain on investments	160,987
Net change in unrealized appreciation on investments	587,190
Net Realized and Unrealized Gain on Investments	748,177
Net Increase in Net Assets Resulting from Operations	$749,545

See accompanying notes to financial statements.

4

Gabelli Growth Innovators ETF

Statement of Changes in Net Assets

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Operations:
Net investment income (loss)	$1,368	$(28,651)
Net realized gain on investments	160,987	33,637
Net realized gain on redemptions in-kind	—	1,062,762
Net change in unrealized appreciation on investments	587,190	578,076
Net Increase in Net Assets Resulting from Operations	749,545	1,645,824

Shares of Beneficial Interest Transactions:
Proceeds from sales of shares (See Note 6)	807,352	4,410,301
Cost of shares redeemed (See Note 6)	—	(3,383,332)
Net Increase in Net Assets from Shares of Beneficial Interest Transactions	807,352	1,026,969

Net Increase in Net Assets	1,556,897	2,672,793

Net Assets:
Beginning of year	5,840,546	3,167,753
End of period	$7,397,443	$5,840,546

Changes in Shares Outstanding:
Shares outstanding, beginning of year	195,000	150,000
Shares sold	25,000	185,000
Shares redeemed	—	(140,000)
Shares outstanding, end of period	220,000	195,000

See accompanying notes to financial statements.

5

Gabelli Growth Innovators ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Period Ended December 31, 2021(a)
Operating Performance:
Net Asset Value, Beginning of Period	$29.95		$21.12	$14.86	$26.46	$25.00
Net Investment Income (Loss)(b)	0.01		(0.15)	(0.10)	(0.11)	(0.15)
Net Realized and Unrealized Gain/(Loss) on Investments	3.66		8.98	6.36	(11.49)	1.61
Total from Investment Operations	3.67		8.83	6.26	(11.60)	1.46

Net Asset Value, End of Period	$33.62		$29.95	$21.12	$14.86	$26.46
NAV total return†	12.27%		41.83%	42.16%	(43.86)%	5.84%

Market price, End of Period	$33.69		$29.93	$21.11	$14.84	$26.47
Investment total return††	12.56%		41.78%	42.25%	(43.94)%	5.88%

Net Assets, End of Period (in 000’s)	$7,397		$5,841	$3,168	$2,080	$4,102

Ratio to average net assets of:
Net Investment Income (Loss)	0.05	%(c)	(0.55)%	(0.54)%	(0.59)%	(0.68	)%(c)
Operating Expenses Before Waiver	0.92	%(c)	0.90%	0.90%	0.90%	0.90	%(c)
Operating Expenses Net of Waiver	0.34	%(c)(d)	0.90%	0.90%	0.90%	0.90	%(c)
Portfolio Turnover Rate(e)	2%		45%	87%	77%	56%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates.
††	Based on market price per share. Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on February 16, 2021.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2025 presented, there was minimal impact on the expense ratios.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying notes to financial statements.

6

Gabelli Growth Innovators ETF

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli ETFs Trust (the Trust) was organized on July 26, 2018 as a Delaware statutory trust and Gabelli Growth Innovators ETF (the Fund) commenced investment operations on February 16, 2021. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund is an actively managed ETF, whose investment objective is to seek to provide capital appreciation.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Trustees (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. The Board has designated the Adviser as the valuation designee under Rule 2a-5. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology

7

Gabelli Growth Innovators ETF

Notes to Financial Statements (Unaudited) (Continued)

used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2025 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Total Market Value at 06/30/25
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$6,396,603	$6,396,603
TOTAL INVESTMENTS IN SECURITIES - ASSETS	$6,396,603	$6,396,603

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

8

Gabelli Growth Innovators ETF

Notes to Financial Statements (Unaudited) (Continued)

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by a fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The Fund did not have distributions for the year ended December 31, 2024.

Provision for Income Taxes. The Fund qualifies as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Fund’s net investment company taxable income and net capital gains on an annual basis. Therefore, no provision for federal income taxes is required.

At December 31, 2024, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

Short term capital loss carryforward with no expiration	$830,778
Long term capital loss carryforward with no expiration	422,824
Total Capital Loss Carryforward	$1,253,602

The following summarizes the tax cost on investments and the net unrealized appreciation at June 30, 2025:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$4,446,294	$1,970,780	$(20,472)	$1,950,309

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2025, the Fund did not incur any income tax, interest, or penalties. The Fund’s federal and state tax returns will remain open and subject to examination for three years. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to these conclusions are necessary.

3. Investment Advisory Agreement and Other Transactions. Pursuant to an Investment Advisory Agreement with the Trust, the Adviser manages the investments of the Fund’s assets. Under the Investment Advisory Agreement, the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.90% of the value of its average daily net assets and the Adviser is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution

9

Gabelli Growth Innovators ETF

Notes to Financial Statements (Unaudited) (Continued)

of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to the Adviser; and (v) litigation expenses and any extraordinary expenses.

The Adviser has contractually agreed to waive its investment advisory fee of 0.90% on the first $25 million in net assets (the Fee Waiver). The Fee Waiver will continue until at least April 30, 2026, and shall not apply to any brokerage costs, acquired Fund fees and expenses, interest, taxes, and extraordinary expenses that the Fund may incur. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees.

During the six months ended June 30, 2025, the Adviser waived expenses in the amount of $16,482.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2025, other than short term securities and U.S. Government obligations, and in-kind transactions, aggregated $95,745 and $840,683, respectively.

5. Capital Share Transactions. Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (Creation Units) at NAV, in return for securities, other instruments, and/or cash (the Basket). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in Net Assets. Purchasers and redeemers of Creation Units are charged a transaction fee to cover the estimated cost to the Fund of processing the purchase or redemption, including costs charged to it by the NSCC (National Securities Clearing Corporation) or DTC (Depository Trust Company), and the estimated transaction costs, e.g., brokerage commissions, bid-ask spread, and market impact trading costs, incurred in converting the Basket to or from the desired portfolio composition. The transaction fee is determined daily and will be limited to amounts approved by the Board and determined by the Adviser to be appropriate to defray the expenses that the Fund incurs in connection with the purchase or redemption. The purpose of transaction fees is to protect the Fund’s existing shareholders from the dilutive costs associated with the purchase and redemption of Creation Units. The amount of transaction fees will differ depending on the estimated trading costs for portfolio positions and Basket processing costs and other considerations. Transaction fees may include fixed amounts per creation or redemption transactions, amounts varying with the number of Creation Units purchased or redeemed, and varying amounts based on the time an order is placed. The Fund may impose higher transaction fees when cash is substituted for Basket instruments. Higher transaction fees may apply to purchases and redemptions through the DTC than through the NSCC.

6. Subscriptions-in-kind. When considered to be in the best interest of all shareholders, the Fund may accept portfolio securities as payment for the purchase of Fund shares (subscriptions-in-kind). For financial reporting and tax purposes, the cost basis of contributed securities is equal to the market value of the securities on the date of contribution. Gains and losses realized on subscriptions-in-kind are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended June 30, 2025, the Fund had $807,352 of subscriptions-in-kind, including cash of $116,676.

7. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2025, the Fund paid $100 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The Adviser pays retainer and per meeting fees to Independent Trustees and certain Interested Trustees, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

10

Gabelli Growth Innovators ETF

Notes to Financial Statements (Unaudited) (Continued)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $667.

8. Significant Shareholder. As of June 30, 2025 approximately 49.2% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

11

GABELLI ETFS TRUST
GABELLI GROWTH INNOVATORS ETF

One Corporate Center
Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling
800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Christopher J. Marangi
Managing Director and
Co-Chief Investment Officer,
GAMCO Investors, Inc.
Portfolio Manager for Gabelli
Funds, LLC

John Birch
Partner,
The Cardinal Partners Global

Anthony S. Colavita
Attorney,
Anthony S. Colavita, P.C.

Michael J. Ferrantino
Chief Executive Officer,
InterEx Inc.

Leslie F. Foley
Attorney

Michael J. Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Agnes Mullady
Former Senior Vice President,
GAMCO Investors, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

The Bank of New York
Mellon

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Growth Innovators ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GGRW Q2/2025

GABELLI
FUNDS

GABELLI GROWTH INNOVATORS ETF

Semiannual Report
June 30, 2025

Gabelli Love Our Planet & People ETF

Semiannual Report — June 30, 2025

(Y)our Portfolio Management Team

Christopher J. Marangi Co-Chief Investment Officer BA, Williams College MBA, Columbia Business School	Timothy M. Winter, CFA Portfolio Manager BA, Rollins College MBA, University of Notre Dame	Melody Prenner Bryant Portfolio Manager BA, Binghamton University

To Our Shareholders,

For the six months ended June 30, 2025, the net asset value (NAV) total return of Gabelli Love Our Planet & People ETF (the Fund) was 9.1% compared with a total return of 6.2% for the Standard & Poor’s (S&P) 500 Index. The total return based on the Fund’s Market Price was 9.4% The Fund’s NAV per share was $29.68, while the price of the publicly traded shares closed at $29.71 on the New York Stock Exchange (NYSE) Arca.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2025.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2025:

GABELLI LOVE OUR PLANET & PEOPLE ETF

Equipment and Supplies	13.5%
Energy and Utilities	13.2%
Environmental Services	9.5%
Building and Construction	9.4%
Machinery	8.8%
Electronics	7.0%
Automotive Parts and Accessories	5.1%
Metals and Mining	4.7%
General Industrial Machinery and Equipment	4.6%
Financial Services	4.5%
U.S. Government Obligations	4.2%
Diversified Industrial	3.2%
Business Services	2.5%
Real Estate Investment Trust	2.4%
Specialty Chemicals	1.9%
Technology Services	1.8%
Banking	1.8%
Health Care	1.0%
Consumer Products	0.8%
Other Assets and Liabilities (Net)	0.1%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Gabelli Love Our Planet & People ETF

Schedule of Investments — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS – 95.7%
	Automotive Parts and Accessories – 5.1%
4,496	Blue Bird Corp.†	$90,086	$194,047
1,040	Cummins Inc.	247,695	340,600
		337,781	534,647
	Banking – 1.8%
12,530	Banco Bilbao Vizcaya Argentaria SA, ADR	68,385	192,586

	Building and Construction – 9.4%
3,684	Arcosa Inc.	289,790	319,440
1,028	Carrier Global Corp.	44,952	75,239
2,244	Centuri Holdings Inc.†	47,124	50,355
3,688	Gibraltar Industries Inc.†	190,777	217,592
3,090	Johnson Controls International plc	159,022	326,366
		731,665	988,992
	Business Services – 2.5%
11,680	Ranpak Holdings Corp.†	78,797	41,698
9,888	Resideo Technologies Inc.†	199,844	218,129
		278,641	259,827
	Consumer Products – 0.8%
1,454	Unilever plc, ADR	78,643	88,941

	Diversified Industrial – 3.2%
3,015	AZZ Inc.	135,506	284,857
2,475	L.B. Foster Co., Cl. A†	41,037	54,128
		176,543	338,985
	Electronics – 7.0%
1,800	Flex Ltd.†	22,374	89,856
26,064	Mirion Technologies Inc.†	234,356	561,158
1,541	NEXTracker Inc., Cl. A†	40,421	83,784
		297,151	734,798
	Energy and Utilities – 13.2%
3,345	Alliant Energy Corp.	167,874	202,272
1,895	American Water Works Co. Inc.	267,256	263,613
5,216	Brookfield Renewable Corp.	178,835	170,981
720	GE Vernova Inc.	207,708	380,988
2,645	IDACORP Inc.	252,071	305,365
8,088	XPLR Infrastructure LP	109,868	66,322
		1,183,612	1,389,541
	Environmental Services – 9.5%
13,480	Ardagh Metal Packaging SA	47,248	57,694
1,919	Republic Services Inc.	208,782	473,245
Shares		Cost	Market Value
500	Veralto Corp.	$47,500	$50,475
2,244	Waste Connections Inc.	238,989	419,000
		542,519	1,000,414
	Equipment and Supplies – 13.5%
3,374	Crown Holdings Inc.	294,550	347,455
1,075	Hubbell Inc.	180,561	439,041
318	Preformed Line Products Co.	31,292	50,820
2,964	The Gorman-Rupp Co.	103,738	108,838
2,377	The Timken Co.	184,454	172,451
927	Valmont Industries Inc.	219,528	302,730
		1,014,123	1,421,335
	Financial Services – 4.5%
4,516	ING Groep NV, ADR	41,409	98,765
720	S&P Global Inc.	266,400	379,649
		307,809	478,414
	General Industrial Machinery and Equipment – 4.6%
3,303	Flowserve Corp.	146,084	172,912
8,088	Matthews International Corp., Cl. A	263,385	193,384
4,940	Mueller Water Products Inc., Cl. A	98,819	118,758
		508,288	485,054
	Health Care – 1.0%
1,440	Royalty Pharma plc, Cl. A	52,191	51,883
109	Vertex Pharmaceuticals Inc.†	24,644	48,527
		76,835	100,410
	Machinery – 8.8%
16,095	CNH Industrial NV	196,126	208,591
513	Deere & Co.	172,648	260,856
3,550	Xylem Inc.	312,048	459,228
		680,822	928,675
	Metals and Mining – 4.7%
4,250	Cameco Corp.	169,979	315,477
4,010	Freeport-McMoRan Inc.	171,264	173,834
		341,243	489,311
	Real Estate Investment Trust – 2.4%
9,888	Weyerhaeuser Co.	352,623	254,023

	Specialty Chemicals – 1.9%
720	Air Products and Chemicals Inc.	184,568	203,083

See accompanying notes to financial statements.

Gabelli Love Our Planet & People ETF

Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Technology Services – 1.8%
690	Alphabet Inc., Cl. C	$64,343	$122,399
1,348	Corning Inc.	63,089	70,891
		127,432	193,290
	TOTAL COMMON STOCKS	7,288,683	10,082,326

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS – 4.2%
$445,000	U.S. Treasury Bills, 4.09% to 4.29%††, 07/03/25 to 09/25/25	441,636	441,629

	TOTAL INVESTMENTS — 99.9%	$7,730,319	10,523,955

	Other Assets and Liabilities (Net) — 0.1%		11,474

	NET ASSETS — 100.0%		$10,535,429

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

Gabelli Love Our Planet & People ETF

Statement of Assets and Liabilities
June 30, 2025 (Unaudited)

Assets:
Investments at value (cost $7,730,319)	$10,523,955
Cash	5,037
Dividends receivable	3,353
Foreign tax reclaims receivable	3,089
Total Assets	10,535,434
Liabilities:
Payable for investment advisory fees	5
Total Liabilities	5
Net Assets	$10,535,429

Net Assets Consist of:
Paid-in capital	$9,621,532
Total accumulated earnings	913,897
Net Assets	$10,535,429

Shares of Beneficial Interest issued and outstanding, no par value; unlimited number of shares authorized:	355,000
Net Asset Value per share:	$29.68

Statement of Operations

For the Six Months Ended June 30, 2025 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $3,619)	$45,067
Interest	8,626
Total Investment Income	53,693
Expenses:
Investment advisory fees	47,310
Miscellaneous expenses	732
Total Expenses	48,042
Less:
Expenses paid indirectly by broker (See Note 7)	(732)
Expenses waived by Adviser (See Note 3)	(47,310)
Net Expenses	—
Net Investment Income	53,693

Net Realized and Unrealized Gain/(Loss) on Investments
Net realized loss on investments	(43,468)
Net realized gain on redemptions in-kind	611,538
Net change in unrealized appreciation on investments	201,821
Net Realized and Unrealized Gain on Investments	769,891
Net Increase in Net Assets Resulting from Operations	$823,584

See accompanying notes to financial statements.

Gabelli Love Our Planet & People ETF

Statement of Changes in Net Assets

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Operations:
Net investment income	$53,693	$194,307
Net realized loss on investments	(43,468)	(812,520)
Net realized gain on redemptions in-kind	611,538	233,261
Net change in unrealized appreciation on investments	201,821	1,508,076
Net Increase in Net Assets Resulting from Operations	823,584	1,123,124

Distributions to Shareholders:
Accumulated earnings	—	(186,186)
Return of capital	—	(33,295)
Total Distributions to Shareholders	—	(219,481)

Shares of Beneficial Interest Transactions:
Cost of shares redeemed (See Note 6)	(1,990,204)	(799,732)
Net Decrease in Net Assets from Shares of Beneficial Interest Transactions	(1,990,204)	(799,732)

Net Increase/(Decrease) in Net Assets	(1,166,620)	103,911

Net Assets:
Beginning of year	11,702,049	11,598,138
End of period	$10,535,429	$11,702,049

Changes in Shares Outstanding:
Shares outstanding, beginning of year	430,000	460,000
Shares redeemed	(75,000)	(30,000)
Shares outstanding, end of period	355,000	430,000

See accompanying notes to financial statements.

Gabelli Love Our Planet & People ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Period Ended December 31, 2021(a)
Operating Performance:
Net Asset Value, Beginning of Period	$27.21		$25.21	$24.58	$29.53	$25.00
Net Investment Income(b)	0.14		0.44	0.51	0.53	0.39
Net Realized and Unrealized Gain/(Loss) on Investments	2.33		2.07	0.68	(4.99)	4.51
Total from Investment Operations	2.47		2.51	1.19	(4.46)	4.90

Distributions to Shareholders:
Net Investment Income	—		(0.43)	(0.50)	(0.46)	(0.37)
Return of Capital	—		(0.08)	(0.06)	(0.03)	—
Total Distributions	—		(0.51)	(0.56)	(0.49)	(0.37)

Net Asset Value, End of Period	$29.68		$27.21	$25.21	$24.58	$29.53
NAV total return†	9.05%		9.95%	4.85%	(15.08)%	19.62%

Market price, End of Period	$29.71		$27.17	$25.19	$24.58	$29.51
Investment total return††	9.35%		9.88%	4.75%	(15.02)%	19.52%

Net Assets, End of Period (in 000’s)	$10,535		$11,702	$11,598	$12,536	$11,370

Ratio to average net assets of:
Net Investment Income	1.02	%(c)	1.64%	2.06%	2.08%	1.51	%(c)
Operating Expenses Before Waiver	0.90	%(c)	0.90%	0.90%	0.90%	0.90	%(c)
Operating Expenses Net of Waiver	0.00	%(c)(d)	0.00%	0.00%	0.00%	0.00	%(c)
Portfolio Turnover Rate(e)	7%		20%	24%	19%	13%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates.
††	Based on market price per share. Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on February 1, 2021.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2025, there was minimal impact on the expense ratios.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying notes to financial statements.

Gabelli Love Our Planet & People ETF

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli ETFs Trust (the Trust) was organized on July 26, 2018 as a Delaware statutory trust and Gabelli Love Our Planet & People ETF (the Fund) commenced investment operations on February 1, 2021. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund is an actively managed ETF, whose investment objective is to provide capital appreciation.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Trustees (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. The Board has designated the Adviser as the valuation designee under Rule 2a-5. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology

Gabelli Love Our Planet & People ETF

Notes to Financial Statements (Unaudited) (Continued)

used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2025 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Total Market Value at 06/30/25
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$10,082,326	—	$10,082,326
U.S. Government Obligations	—	$441,629	$441,629
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$10,082,326	$441,629	$10,523,955

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is

Gabelli Love Our Planet & People ETF

Notes to Financial Statements (Unaudited) (Continued)

recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2024 was as follows:

Distributions paid from:
Ordinary income	$186,186
Return of capital	33,295
Total distributions paid	$219,481

Provision for Income Taxes. The Fund qualifies as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Fund’s net investment company taxable income and net capital gains on an annual basis. Therefore, no provision for federal income taxes is required.

At December 31, 2024, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

Short term capital loss carryforward with no expiration	$506,420
Long term capital loss carryforward with no expiration	1,949,155
Total Capital Loss Carryforward	$2,455,575

The following summarizes the tax cost on investments and the net unrealized appreciation at June 30, 2025:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$7,730,319	$3,066,706	$(273,070)	$2,793,636

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2025, the Fund did not incur any income tax, interest, or penalties. The Fund’s federal and state tax returns will remain open and subject to examination for three years. On an

Gabelli Love Our Planet & People ETF

Notes to Financial Statements (Unaudited) (Continued)

ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to these conclusions are necessary.

3. Investment Advisory Agreement and Other Transactions. Pursuant to an Investment Advisory Agreement with the Trust, the Adviser manages the investment of the Fund’s assets. Under the Investment Advisory Agreement, the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.90% of the value of its average daily net assets and the Adviser is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to the Adviser; and (v) litigation expenses and any extraordinary expenses.

The Adviser has contractually agreed to waive its investment advisory fee of 0.90% on the first $100 million in net assets (the Fee Waiver). The Fee Waiver will continue until at least April 30, 2026, and shall not apply to any brokerage costs, acquired Fund fees and expenses, interest, taxes, and extraordinary expenses that the Fund may incur. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees.

During the six months ended June 30, 2025, the Adviser waived expenses in the amount of $47,310.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2025, other than short term securities, U.S. Government obligations, and in-kind transactions, aggregated $694,264 and $668,344, respectively.

5. Capital Share Transactions. Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (Creation Units) at NAV, in return for securities, other instruments, and/or cash (the Basket). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets. Purchasers and redeemers of Creation Units are charged a transaction fee to cover the estimated cost to the Fund of processing the purchase or redemption, including costs charged to it by the NSCC (National Securities Clearing Corporation) or DTC (Depository Trust Company), and the estimated transaction costs, e.g., brokerage commissions, bid-ask spread, and market impact trading costs, incurred in converting the Basket to or from the desired portfolio composition. The transaction fee is determined daily and will be limited to amounts approved by the Board and determined by the Adviser to be appropriate to defray the expenses that the Fund incurs in connection with the purchase or redemption. The purpose of transaction fees is to protect the Fund’s existing shareholders from the dilutive costs associated with the purchase and redemption of Creation Units. The amount of transaction fees will differ depending on the estimated trading costs for portfolio positions and Basket processing costs and other considerations. Transaction fees may include fixed amounts per creation or redemption transactions, amounts varying with the number of Creation Units purchased or redeemed, and varying amounts based on the time an order is placed. The Fund may impose higher transaction fees when cash is substituted for Basket instruments. Higher transaction fees may apply to purchases and redemptions through the DTC than through the NSCC.

6. Redemptions-in-kind. When considered to be in the best interest of all shareholders, the Fund may distribute portfolio securities as payment for redemptions of Fund shares (redemptions-in-kind). Gains and losses realized on redemptions-in-kind are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended June 30, 2025, the Fund realized net gain of $611,538 on $1,990,204 of redemptions-in-kind, including cash of $94,625.

Gabelli Love Our Planet & People ETF

Notes to Financial Statements (Unaudited) (Continued)

7. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2025, the Fund paid $90 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The Adviser pays retainer and per meeting fees to Independent Trustees and certain Interested Trustees, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $732.

8. Significant Shareholder. As of June 30, 2025, the Fund’s Adviser and its affiliates beneficially owned 81.3% of the voting securities of the Fund, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC that is affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

GABELLI ETFS TRUST
GABELLI LOVE OUR PLANET & PEOPLE ETF

One Corporate Center
Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Christopher J. Marangi
Managing Director and Co-Chief Investment Officer, GAMCO Investors, Inc.
Portfolio Manager for Gabelli Funds, LLC

John Birch
Partner,
The Cardinal Partners Global

Anthony S. Colavita
Attorney,
Anthony S. Colavita, P.C.

Michael J. Ferrantino
Chief Executive Officer,
InterEx Inc.

Leslie F. Foley
Attorney

Michael J. Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Agnes Mullady
Former Senior Vice President,
GAMCO Investors, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

The Bank of New York Mellon

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Love Our Planet & People ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

LOPP Q2/2025

GABELLI FUNDS

GABELLI LOVE OUR PLANET & PEOPLE ETF

Semiannual Report
June 30, 2025 (Unaudited)

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N- 1A.

The Financial Highlights are attached herewith.

Gabelli Automation ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Period Ended December 31, 2022(a)
Operating Performance:
Net Asset Value, Beginning of Period	$26.94		$24.45	$20.85	$25.00
Net Investment Income(b)	0.11		0.21	0.19	0.16
Net Realized and Unrealized Gain/(Loss) on Investments	2.06		2.48	3.62	(4.15)
Total from Investment Operations	2.17		2.69	3.81	(3.99)

Distributions to Shareholders:
Net Investment Income	—		(0.20)	(0.21)	(0.16)

Net Asset Value, End of Period	$29.11		$26.94	$24.45	$20.85
NAV total return†	8.06%		10.99%	18.23%	(15.90)%

Market price, End of Period	$29.14		$26.95	$24.44	$20.86
Investment total return††	8.13%		11.09%	18.14%	(15.90)%

Net Assets, End of Period (in 000's)	$5,822		$5,388	$4,646	$4,379

Ratio to average net assets of:
Net Investment Income	0.83	%(c)	0.80%	0.84%	0.78	%(c)
Operating Expenses Before Waiver	0.93	%(c)	0.90%	0.90%	0.90	%(c)
Operating Expenses Net of Waiver	0.00	%(c)(d)	0.00%	0.00%	0.00	%(c)
Portfolio Turnover Rate(e)	3%		1%	13%	28%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates.
††	Based on market price per share. Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on January 5, 2022. The Fund first sold shares on January 3, 2022.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2025, there was minimal impact on the expense ratios.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying notes to financial statements.

Gabelli Commercial Aerospace and Defense ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Period Ended December 31, 2023(a)
Operating Performance:
Net Asset Value, Beginning of Period	$33.94		$28.27	$25.00
Net Investment Income(b)	0.12		0.24	0.28
Net Realized and Unrealized Gain on Investments	7.60		6.05	3.26
Total from Investment Operations	7.72		6.29	3.54

Distributions to Shareholders:
Net Investment Income	—		(0.21)	(0.27)
Net Realized Gains on Investments	—		(0.41)	—
Total Distributions	—		(0.62)	(0.27)

Net Asset Value, End of Period	$41.66		$33.94	$28.27
NAV total return†	22.73%		22.24%	14.14%

Market price, End of Period	$41.70		$34.00	$28.31
Investment total return††	22.65%		22.24%	14.31%

Net Assets, End of Period (in 000’s)	$9,582		$6,958	$4,382

Ratio to average net assets of:
Net Investment Income	0.67	%(c)	0.76%	1.11	%(c)
Operating Expenses Before Waiver	0.92	%(c)	0.90%	0.90	%(c)
Operating Expenses Net of Waiver	0.00	%(c)(d)	0.00%	0.00	%(c)
Portfolio Turnover Rate(e)	2%		6%	28%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates.
††	Based on market price per share. Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on January 3, 2023.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2025 presented, there was minimal impact on the expense ratios.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying notes to financial statements.

Gabelli Financial Services Opportunities ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Period Ended December 31, 2022(a)
Operating Performance:
Net Asset Value, Beginning of Period	$45.48		$32.78	$24.77	$25.00
Net Investment Income(b)	0.16		0.45	0.51	0.33
Net Realized and Unrealized Gain/(Loss) on Investments	1.78		14.16	9.12	(0.23)
Total from Investment Operations	1.94		14.61	9.63	0.10

Distributions to Shareholders:
Net Investment Income	—		(1.91)	(1.62)	(0.33)

Net Asset Value, End of Period	$47.42		$45.48	$32.78	$24.77
NAV total return†	4.26%		44.59%	38.83%	0.41%

Market price, End of Period	$47.45		$45.46	$32.79	$24.77
Investment total return††	4.38%		44.46%	38.89%	0.41%

Net Assets, End of Period (in 000’s)	$41,016		$38,660	$9,013	$5,202

Ratio to average net assets of:
Net Investment Income	0.73	%(c)	1.08%	1.77%	2.01	%(c)
Operating Expenses Before Waiver	0.90	%(c)	0.90%	0.90%	0.90	%(c)
Operating Expenses Net of Waiver	0.34	%(c)(d)	0.12%	0.00%	0.00	%(c)
Portfolio Turnover Rate(e)	19%		13%	31%	72%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates.
††	Based on market price per share. Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on May 10, 2022. The Fund first sold shares on May 9, 2022.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2025 presented, there was minimal impact on the expense ratios.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying notes to financial statements.

Gabelli Growth Innovators ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Period Ended December 31, 2021(a)
Operating Performance:
Net Asset Value, Beginning of Period	$29.95		$21.12	$14.86	$26.46	$25.00
Net Investment Income (Loss)(b)	0.01		(0.15)	(0.10)	(0.11)	(0.15)
Net Realized and Unrealized Gain/(Loss) on Investments	3.66		8.98	6.36	(11.49)	1.61
Total from Investment Operations	3.67		8.83	6.26	(11.60)	1.46

Net Asset Value, End of Period	$33.62		$29.95	$21.12	$14.86	$26.46
NAV total return†	12.27%		41.83%	42.16%	(43.86)%	5.84%

Market price, End of Period	$33.69		$29.93	$21.11	$14.84	$26.47
Investment total return††	12.56%		41.78%	42.25%	(43.94)%	5.88%

Net Assets, End of Period (in 000’s)	$7,397		$5,841	$3,168	$2,080	$4,102

Ratio to average net assets of:
Net Investment Income (Loss)	0.05	%(c)	(0.55)%	(0.54)%	(0.59)%	(0.68	)%(c)
Operating Expenses Before Waiver	0.92	%(c)	0.90%	0.90%	0.90%	0.90	%(c)
Operating Expenses Net of Waiver	0.34	%(c)(d)	0.90%	0.90%	0.90%	0.90	%(c)
Portfolio Turnover Rate(e)	2%		45%	87%	77%	56%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates.
††	Based on market price per share. Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on February 16, 2021.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2025 presented, there was minimal impact on the expense ratios.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying notes to financial statements.

Gabelli Love Our Planet & People ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Period Ended December 31, 2021(a)
Operating Performance:
Net Asset Value, Beginning of Period	$27.21		$25.21	$24.58	$29.53	$25.00
Net Investment Income(b)	0.14		0.44	0.51	0.53	0.39
Net Realized and Unrealized Gain/(Loss) on Investments	2.33		2.07	0.68	(4.99)	4.51
Total from Investment Operations	2.47		2.51	1.19	(4.46)	4.90

Distributions to Shareholders:
Net Investment Income	—		(0.43)	(0.50)	(0.46)	(0.37)
Return of Capital	—		(0.08)	(0.06)	(0.03)	—
Total Distributions	—		(0.51)	(0.56)	(0.49)	(0.37)

Net Asset Value, End of Period	$29.68		$27.21	$25.21	$24.58	$29.53
NAV total return†	9.05%		9.95%	4.85%	(15.08)%	19.62%

Market price, End of Period	$29.71		$27.17	$25.19	$24.58	$29.51
Investment total return††	9.35%		9.88%	4.75%	(15.02)%	19.52%

Net Assets, End of Period (in 000’s)	$10,535		$11,702	$11,598	$12,536	$11,370

Ratio to average net assets of:
Net Investment Income	1.02	%(c)	1.64%	2.06%	2.08%	1.51	%(c)
Operating Expenses Before Waiver	0.90	%(c)	0.90%	0.90%	0.90%	0.90	%(c)
Operating Expenses Net of Waiver	0.00	%(c)(d)	0.00%	0.00%	0.00%	0.00	%(c)
Portfolio Turnover Rate(e)	7%		20%	24%	19%	13%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates.
††	Based on market price per share. Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on February 1, 2021.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2025, there was minimal impact on the expense ratios.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying notes to financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1)	All directors and all members of any advisory board for regular compensation;

John Birch	$1,750
Anthony S. Colavita	$2,000
Michael J. Ferrantino	$1,500
Leslie F. Foley	$1,500
Michael J. Melarkey	$1,500
Agnes Mullady	$1,500
Salvatore J. Zizza	$1,750

(2)	Each director and each member of an advisory board for special compensation; $0

(3)	All officers; $0 and

(4)	Each person of whom any officer or director of the Fund is an affiliated person.

Agnes Mullady	$1,500

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli ETFs Trust

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 4, 2025

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 4, 2025

*	Print the name and title of each signing officer under his or her signature.